Segment Information - Reconciliation of Benefits and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total benefits and expenses	$ 4,537	$ 5,418	$ 4,072
Athene reinsurance transaction	0	2,520	0
Operating Segments
Segment Reporting Information [Line Items]
Total benefits and expenses	4,165	4,275	4,998
Segment Reconciling Items
Segment Reporting Information [Line Items]
Benefits attributed to variable annuity benefit reserves	119	150	132
Amortization of DAC and DSI related to non-operating revenues and expenses	275	(1,253)	(939)
SOP 03-1 reserve movements	(22)	164	(119)
Athene reinsurance transaction	$ 0	$ 2,082	$ 0